Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables

13. Trade and other payables

	2022	2021
	£	£
Trade payables	882,364	1,422,393
Other tax and social security	293,467	311,204
Accruals	944,904	2,330,582
Other payables	38,323	39,436
	2,159,058	4,103,615

The fair value of trade and other payables are not materially different to the book value.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)